Leases (Details) - Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Maturity of Operating Lease Liabilities and Future Minimum Payments of Operating Leases [Abstract]
2025	$ 294,148
2025	2,648
2026	551,533
2026	5,296
2027	517,393
2027	5,296
2028	215,580
2028	4,414
Total lease payments	1,578,654
Total lease payments	17,654
Less: imputed interest	(98,704)
Less: imputed interest	(1,233)
Total lease liabilities	1,479,950	$ 1,690,117
Total lease liabilities	$ 16,421	$ 18,163